DERIVATIVE INSTRUMENTS	6 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 3:- DERIVATIVE INSTRUMENTS

The company instituted a foreign currency cash flow hedging program to hedge against the risk of changes in cash flows mainly resulting from foreign currency salary payments during the year. The Company hedges portions of its forecasted expenses denominated in NIS. These forward and option contracts are designated as cash flow hedges, as defined by ASC No. 815, and are all effective, as their critical terms match underlying transactions being hedged.

As of December 31, 2023 and June 30, 2024, the amount recorded in accumulated other comprehensive loss from the Company's currency forward and option transactions was $2,670, net of tax of $364, and $505, net of tax of $69, respectively.

As of June 30, 2024, the notional amounts of foreign exchange forward and swap contracts into which the Company entered were $48,840. The foreign exchange forward contracts will expire by December 2024. The fair value of derivative instruments assets balances as of December 31, 2023 and June 30, 2024, totaled $3,074 and $674, respectively. The fair value of derivative instruments liabilities balances as of December 31, 2023 and June 30, 2024, totaled $40 and $100, respectively.

The following table presents gains (losses) reclassified from accumulated other comprehensive loss to the statements of comprehensive loss per line item:

	Six Months Ended June 30,
	2023	2024
	(Unaudited)

Cost of revenues	$328	$(44)
Research and development	3,588	(494)
Sales and marketing	598	(83)
General and administrative	938	(131)

Total gains (losses), before tax benefit (taxes on income)	5,452	(752)
Tax benefit (taxes on income)	(654)	90

Total gains (losses), net of tax benefit (taxes on income)	$4,798	$(662)

In addition to the derivatives that are designated as hedges as discussed above, the Company enters into certain foreign exchange forward and swap transactions and holds foreign exchange deposits to economically hedge certain net asset balances in Euros, British Pounds Sterling, and NIS. Gains and losses related to such derivative instruments are recorded in financial income (expense), net. As of June 30, 2024, with respect to these transactions, the notional amounts of foreign exchange forward contracts into which the Company entered were $65,233. The foreign exchange forward contracts will expire by January 2029.

The fair value of derivative instruments assets balances as of December 31, 2023 and June 30, 2024, totaled $6 and $1,099, respectively. The fair value of derivative instruments liabilities balances as of December 31, 2023 and June 30, 2024, totaled $996 and $21, respectively. For the six months ended June 30, 2023 and 2024, the Company recorded financial income (expense), net from hedging transactions of $(539) and $2,179, respectively.